Putnam Investments
One Post Office Square
Boston, MA 02109
December 31, 2015

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Global Utilities Fund (Reg. Nos. (33-37011)(811-05989) the “Fund”

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above listed Fund hereby certified that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 32 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 24, 2015.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 11044.

Very truly yours
Putnam Global Utilities Fund
By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal
Executive Officer and Compliance Liaison

cc:	Ropes & Gray LLP